Going Concern (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (1,987,728)	$ (14,530,939)	$ (5,044,226)	$ (40,514,047)	$ (49,103,047)	$ (24,557,936)	$ (60,721,832)	$ (65,766,058)
Net cash used in operating activities			(3,336,671)	(4,586,703)	(9,943,307)	(7,500,568)	(11,905,766)	(15,242,437)
Income (Loss) from Continuing Operations Attributable to Parent							$ 82,000,000	$ (86,900,000)